Employee Defined Contribution (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Defined Contribution [Abstract]
Expensed incurred	¥ 6,603	¥ 9,934	¥ 11,051